ADDITIONAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I (Statements of Cash flows) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Homeinns Hotel Group [Member] USD ($)	Dec. 31, 2014 Homeinns Hotel Group [Member] CNY	Dec. 31, 2013 Homeinns Hotel Group [Member] CNY	Dec. 31, 2012 Homeinns Hotel Group [Member] CNY
Cash flows from operating activities:
Net (loss)/income	$ 83,709	519,368	196,054	(22,715)	$ 82,701	513,115	196,222	(26,776)
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Amortization of upfront fee of term loan	0	0	42,831	43,060	0	0	42,831	43,060
Share of income from subsidiaries					(77,069)	(478,165)	(378,222)	(190,404)
Returns on the investments					98,636	612,006	51,466	798,605
Foreign exchange (gain)/loss, net	1,853	11,500	(49,830)	(217)	1,539	9,551	(50,316)	(1,969)
Gain on waived liability related with Motel 168 acquisition	(1,921)	(11,919)	0	0	(1,921)	(11,919)	0	0
Gain on buy-back of convertible notes	(105)	(650)	0	0	(105)	(650)	0	0
Loss/(gain) on change in fair value of convertible notes	(11,595)	(71,945)	133,404	87,099	(11,595)	(71,945)	133,404	87,099
Loss/(gain) from fair value change of interest rate swap transaction	0	0	(912)	6,665	0	0	(912)	6,665
Change in assets and liabilities, net of effects of acquisitions:
Decrease in receivables from related parties					0	0	0	154
(Increase)/decrease in prepayments and other current assets	4,898	30,391	(610)	(29,941)	3,036	18,838	(17,069)	(2,750)
Increase in other payables and accruals	(1,929)	(11,990)	27,068	7,306	86	516	3,574	6,444
Net cash used in operating activities	216,810	1,345,208	1,192,269	747,779	95,308	591,347	(19,022)	719,986
Cash flows from investing activities:
Cash (paid to)/received from restricted cash - escrow account and interest reserve account	24,879	154,363	30,219	(3,703)	24,879	154,363	30,219	(3,703)
Cash flows provided by investing activities	(81,590)	(506,228)	(861,957)	(1,001,634)	24,879	154,363	30,219	(3,703)
Cash flows from financing activities:
Proceeds from share option exercise	4,250	26,370	193,331	26,615	4,250	26,370	193,332	26,615
Cash paid for the unsettled liability relating to acquisition of Motel 168	(24,879)	(154,363)	0	0	(24,879)	(154,363)	0	0
Buy-back of convertible notes	(9,674)	(60,022)	0	0	(9,674)	(60,022)	0	0
Repayment of convertible bonds	0	0	0	(111,945)	0	0	0	(111,945)
Proceeds from loans, net of upfront fee	0	0	723,025	0	0	0	723,025	0
Repayment of loans	(115,952)	(719,433)	(735,467)	(760,949)	(115,952)	(719,433)	(735,467)	(760,949)
Cash settlement of interest swap transaction	0	0	(9,650)	(3,418)	0	0	(9,650)	(3,418)
Net cash (used in)/provided by financing activities	(168,598)	(1,046,079)	169,336	(864,284)	(146,255)	(907,448)	171,240	(849,697)
Effect of foreign exchange rate changes on cash and cash equivalents	7	46	(6,061)	(4,743)	208	1,289	(3,712)	(2,467)
Net (decrease)/increase in cash and cash equivalents	(33,371)	(207,053)	493,587	(1,122,882)	(25,860)	(160,449)	178,725	(135,881)
Cash and cash equivalents, beginning of year	186,433	1,156,743	663,156	1,786,038	36,171	224,425	45,700	181,581
Cash and cash equivalents, end of year	153,062	949,690	1,156,743	663,156	10,311	63,976	224,425	45,700
Supplemental disclosure of cash flow information
Cash paid during the year for interest	$ (6,102)	(37,861)	(49,485)	(77,706)	$ (5,816)	(36,083)	(49,485)	(77,706)